LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases
SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO OPERATING LEASES

Supplemental balance sheet information related to operating leases was as follows:

	As of December 31,
	2024	2025

Operating lease:
Right-of-use assets, net	6,632,749	$7,363,312

Lease liabilities:
Current lease liabilities	2,100,281	$1,924,657
Non-current lease liabilities	4,883,321	5,572,603
Total lease liabilities	6,983,602	$7,497,260

SCHEDULE OF OPERATING LEASE ACTIVITIES

A summary of operating lease expenses recognized in the Company’s consolidated and combined statements of operations and comprehensive income is as follows:

	Years ended December 31,
	2023	2024	2025
Amortization of right-of-use assets	$1,450,193	$1,942,046	$1,963,599
Interest of lease liabilities	182,305	230,629	464,286
Total operating lease expenses	$1,632,498	$2,172,675	$2,427,885

SCHEDULE OF CASH FLOW INFORMATION RELATED TO LEASES

Cash flow information related to leases consists of the following:

	Years ended December 31,
	2023	2024	2025
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,384,311	$1,947,163	$3,547,697

SCHEDULE OF OTHER SUPPLEMENTAL INFORMATION

Other supplemental information about the Company’s operating leases as of December 31,

	2024	2025
Weighted average discount rate	2.15-7.59%	1.2-7.59%
Weighted average remaining lease term (years)	0.09-10 years	0.08-9 years

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS DUE FOR OPERATING LEASES

The following table summarizes the future minimum lease payments due under the Company’s operating leases as of December 31, 2025:

For the year ending December 31,	Amount
2026	$2,457,149
2027	2,010,737
2028	1,368,241
2029	745,115
2030	452,222
Thereafter	1,438,312
Total minimum lease payments	8,471,776
Less: imputed interest	(974,516)
Future minimum lease payments	$7,497,260